FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative EIB, Other Loans, Hedging (Details) $ in Millions											1 Months Ended	12 Months Ended
	Jul. 31, 2020	Mar. 27, 2020 USD ($)	Feb. 10, 2020 USD ($)	Dec. 20, 2019 USD ($) extension_option	Dec. 09, 2019 USD ($)	Jun. 12, 2019 extension_option	Dec. 19, 2018 extension_option	Dec. 18, 2018	Nov. 29, 2018 USD ($)	Nov. 20, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 ZAR (R)	Jul. 02, 2020 USD ($)	Jul. 02, 2020 CAD ($)	Mar. 17, 2020 USD ($)	Mar. 16, 2020 USD ($)	Dec. 20, 2019 EUR (€)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings												$ 430,000,000	$ 600,000,000	$ 2,319,000,000
Repayments of current borrowings												1,503,000,000	1,811,000,000	2,871,000,000
Borrowings												12,322,000,000
Gains on hedges of net investments in foreign operations, net of tax												597,000,000
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities												6,327,000,000	7,818,000,000		€ 5,156,000,000
Hedged item, assets | €															7,445,000,000
Gains on hedges of net investments in foreign operations, net of tax												(597,000,000)
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings | €																									€ 350,000,000
Borrowings												304,000,000	344,000,000		248,000,000
7.0 billion Term Facility, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 7,000,000,000
Debt instrument, term										1 year
Debt instrument, term, option to extend										6 months
Proceeds from current borrowings			$ 475,000,000		$ 2,571,000,000				$ 1,000,000,000
Repayments of current borrowings											$ 1,000,000,000
Number of possible extensions | extension_option						1
Extinguishment of debt, amount		$ 3,046,000,000
Borrowings			$ 3,046,000,000
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity												5,500,000,000		$ 5,500,000,000
Number of possible extensions | extension_option							2
Borrowings												0	$ 0
Borrowings, extension option term							1 year
5.146 billion Term Loan, Due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 5,146,000,000	$ 5,146,000,000
€235 million Facility Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																						€ 235,000,000
Borrowings												201,000,000			163,000,000
Installment period								8 years 6 months
€125 million Bilateral Term Loan, Due in 2022
Disclosure of detailed information about borrowings [line items]
Borrowings												142,000,000			€ 125,000,000
Borrowings, extension option term	1 year
€100 million Bilateral Term Loan, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 110,000,000																	€ 100,000,000
Number of possible extensions | extension_option				2
Borrowings, extension option term				1 year
174 million CAD Financing Agreement, due 2021-2022
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 128,000,000	$ 174
EBRD Facility, Floating, Due in 2024 | PJSC ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Notional amount																							$ 175,000,000
Borrowings												175,000,000
Notional amount, uncommitted amount																							$ 175,000,000
4.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2020 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R																								R 4,500,000,000
Borrowings												$ 168,000,000				R 2,500,000,000